Long-Term Debt - Repayment Schedule (Table) (Details) $ in Thousands	Jun. 30, 2023 USD ($)
Debt Disclosure [Abstract]
June 30, 2024	$ 204,140
June 30, 2025	173,677
June 30, 2026	200,629
June 30, 2027	192,992
June 30, 2028 and thereafter	153,815
Long-Term Debt, Total	$ 925,253